LOSS PER SHARE	12 Months Ended
Jun. 30, 2019
LOSS PER SHARE
LOSS PER SHARE

9.    LOSS PER SHARE

	06/30/2019	06/30/2018	06/30/2017	12/31/2016
Numerator
Loss for the year (basic EPS) (1)	(18,369,045)	(11,039,533)	(5,908,927)	(5,865,870)
Denominator
Weighted average number of shares (basic EPS) (1)	30,478,390	28,098,117	28,098,117	28,098,117

Basic loss attributable to ordinary equity holders of the parent (1)	(0.60)	(0.39)	(0.21)	(0.21)

(1)For the years ended June 30, 2019, 2018, the six-month transition period ended June 30, 2017 and the year ended December 31, 2016, diluted EPS was the same as basic EPS as the effect of potential ordinary shares would be antidilutive.

The 27,116,174 shares issued to Bioceres LLC in exchange of its Bioceres Inc Crop Business and its equity interest in Bioceres Semillas, together with the 119,443 shared issued to exercise the Bioceres Semillas’ tag along and the 862,500 shares received by Bioceres LLC from the original founders of Union, were considered retrospectively in the EPS calculations. The denominators used in the EPS calculation are based on the assumption of those events having occurred at the beginning of the earliest period presented.

Warrants outstanding were not included in the EPS calculations for the year ended June 30,2019 and 2018 because they were anti-dilutive securities in those years.

There are neither ordinary shares transactions nor potential ordinary shares transactions that have occurred after June 30, 2019 that would have changed significantly the number of ordinary shares or potential ordinary shares outstanding at the end of the reporting period.